Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 715	$ 402
Prepaid expenses and other	6,673	5,865
Current derivative financial assets	3,237	0
Accounts receivable	10,243	0
Advances to employees	667	458
Value added taxes recoverable	12,246	15,109
Other current assets	$ 33,781	$ 21,834